Fair Value Measurements (Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	$ 7	$ 74
Total Assets	7	74
Contingent Consideration	2,030	5,303
Total Liabilities	2,030	5,303
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Total Assets
Contingent Consideration
Total Liabilities
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	7	74
Total Assets	7	74
Contingent Consideration
Total Liabilities
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts
Total Assets
Contingent Consideration	2,030	5,303
Total Liabilities	$ 2,030	$ 5,303